other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2021
other long-term liabilities
Schedule of other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2021	2020
Contract liabilities	24	$66	$61
Other		4	5
Deferred revenues		70	66
Pension benefit liabilities		542	926
Other post-employment benefit liabilities		60	64
Restricted share unit liabilities		5	17
Derivative liabilities	4(d)	128	155
Investment in real estate joint ventures	21(b)	8	12
Other		24	15
		837	1,255
Deferred customer activation and connection fees	24	9	10
		$846	$1,265